Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.77%
FHLMC	2.00%	6-1-2050	$1,053,531	$854,170
FHLMC	2.00	7-1-2050	1,180,402	955,962
FHLMC	2.50	11-1-2050	775,228	654,957
FHLMC	2.50	2-1-2051	1,431,945	1,211,495
FHLMC	2.50	5-1-2051	441,379	372,398
FHLMC	2.50	9-1-2051	3,653,862	3,107,665
FHLMC	3.00	8-1-2049	1,312,344	1,163,132
FHLMC	3.00	1-1-2050	949,866	839,125
FHLMC	3.00	7-1-2050	460,680	403,989
FHLMC	3.50	7-1-2049	449,093	412,975
FHLMC	3.50	9-1-2049	237,689	218,499
FHLMC	3.50	1-1-2050	230,182	211,527
FHLMC	4.50	12-1-2052	1,684,719	1,636,130
FHLMC	5.00	12-1-2054	954,196	949,422
FHLMC	5.00	12-1-2055	1,116,742	1,111,235
FHLMC	5.00	3-1-2056	3,027,252	3,011,891
FHLMC	5.00	5-1-2056	1,590,000	1,577,512
FHLMC	5.50	1-1-2055	2,258,839	2,301,399
FNMA	2.00	6-1-2050	1,383,280	1,119,616
FNMA	2.00	9-1-2050	610,659	493,416
FNMA	2.00	11-1-2050	1,170,244	944,743
FNMA	2.50	9-1-2049	139,685	117,948
FNMA	2.50	12-1-2049	262,955	222,809
FNMA	2.50	4-1-2050	268,552	226,951
FNMA	2.50	8-1-2050	268,454	227,155
FNMA	2.50	11-1-2050	241,409	204,220
FNMA	2.50	3-1-2051	417,096	352,795
FNMA	2.50	7-1-2051	1,425,147	1,201,566
FNMA	3.00	8-1-2049	244,248	216,546
FNMA	3.00	2-1-2050	260,321	229,862
FNMA	3.00	5-1-2050	187,203	165,386
FNMA	3.00	6-1-2050	227,195	200,788
FNMA	3.00	7-1-2050	93,764	82,779
FNMA	3.00	9-1-2050	1,807,426	1,594,544
FNMA	3.00	5-1-2051	616,315	542,514
FNMA	3.00	6-1-2051	654,167	573,453
FNMA	3.00	7-1-2051	214,009	188,199
FNMA	3.00	12-1-2051	383,859	338,895
FNMA	3.50	6-1-2048	1,714,234	1,580,543
FNMA	3.50	5-1-2049	257,067	236,419
FNMA	3.50	6-1-2049	875,622	805,292
FNMA	3.50	8-1-2049	436,558	401,358
FNMA	3.50	11-1-2049	520,950	476,565
FNMA	3.50	2-1-2050	368,013	337,112
FNMA	3.50	9-1-2050	1,810,508	1,660,504
FNMA	3.50	1-1-2051	1,508,497	1,383,214
FNMA	3.50	2-1-2051	2,049,747	1,879,309
FNMA	3.94	11-1-2030	895,000	878,662
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.95%	5-1-2031	$1,600,000	$1,563,934
FNMA	3.95	1-1-2033	245,000	236,438
FNMA	3.97	1-1-2033	325,000	314,016
FNMA	4.00	6-1-2048	653,849	617,369
FNMA	4.00	8-1-2048	200,880	190,746
FNMA	4.00	9-1-2048	171,540	162,392
FNMA	4.00	11-1-2048	191,791	182,246
FNMA	4.00	1-1-2049	130,228	123,443
FNMA	4.00	3-1-2049	351,048	333,650
FNMA	4.00	1-1-2050	250,943	238,114
FNMA	4.00	9-1-2050	1,757,394	1,660,280
FNMA	4.00	1-1-2051	1,165,722	1,106,974
FNMA	4.00	3-1-2051	260,685	246,842
FNMA	4.00	5-1-2051	2,096,151	1,979,295
FNMA	4.00	6-1-2052	372,459	350,378
FNMA	4.15	1-1-2033	820,000	800,668
FNMA	4.23	9-1-2033	920,000	898,993
FNMA	4.32	3-1-2033	330,000	325,048
FNMA	4.40	1-1-2030	500,000	501,099
FNMA	4.45	1-1-2031	298,790	298,923
FNMA	4.46	2-1-2031	812,048	811,707
FNMA	4.50	7-1-2048	224,446	217,604
FNMA	4.50	5-1-2050	481,192	467,045
FNMA	4.50	9-1-2052	641,476	621,529
FNMA	4.50	10-1-2052	237,303	228,979
FNMA	4.51	2-1-2030	430,000	432,275
FNMA	4.56	3-1-2030	380,000	382,802
FNMA	4.72	10-1-2031	350,000	353,177
FNMA	4.83	4-1-2031	800,000	809,726
FNMA♦%%	4.89	6-25-2056	730,000	738,614
FNMA	4.90	8-1-2032	940,000	951,442
FNMA	4.98	5-1-2030	406,529	412,546
FNMA	5.00	2-1-2055	355,138	353,486
FNMA	5.00	7-1-2055	162,379	161,728
FNMA	5.00	11-1-2055	825,592	822,284
FNMA	5.17	3-1-2031	990,081	1,012,725
FNMA	5.20	3-1-2031	939,536	959,427
FNMA	5.23	2-1-2032	742,357	764,644
FNMA	5.24	12-1-2030	794,289	816,436
FNMA	5.50	12-1-2054	872,882	889,537
Total agency securities (Cost $63,717,085)				64,215,207
Asset-backed securities: 10.80%
Ally Auto Receivables Trust Series 2025-1 Class A4	4.08	6-16-2031	410,000	406,519
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,015,967
CarMax Auto Owner Trust Series 2026-2 Class A3	4.22	6-16-2031	560,000	557,603
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	737,432
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37	2-15-2038	370,000	367,991
See accompanying notes to portfolio of investments
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Ford Credit Floorplan Master Owner Trust A Series 2026-1 Class A	4.42%	5-15-2031	$960,000	$958,969
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	125,207
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	325,000	326,579
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89	7-15-2032	1,000,000	1,010,642
SBA Small Business Investment Cos. Series 2025-10A Class 1	4.96	3-10-2035	1,137,152	1,142,069
SBA Small Business Investment Cos. Series 2025-10B Class 1	4.53	9-10-2035	1,258,704	1,250,825
SBA Small Business Investment Cos. Series 2026-10A Class 1	4.63	3-10-2036	900,000	896,068
Small Business Administration Participation Certificates Series 2025- 25E Class 1	5.12	5-1-2050	82,477	83,390
Small Business Administration Participation Certificates Series 2025- 25I Class 1	4.73	9-1-2050	83,391	82,683
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A144A	4.65	5-25-2038	435,000	437,035
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A144A	4.58	4-25-2039	725,000	723,743
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	57,710	54,566
U.S. Small Business Administration Series 2022-25J Class 1	5.04	10-1-2047	715,626	717,700
U.S. Small Business Administration Series 2023-25A Class 1	4.91	1-1-2048	719,654	720,378
U.S. Small Business Administration Series 2023-25C Class 1	4.93	3-1-2048	1,116,820	1,119,352
U.S. Small Business Administration Series 2023-25G Class 1	5.18	7-1-2048	1,063,390	1,081,943
U.S. Small Business Administration Series 2023-25H Class 1	5.15	8-1-2048	1,156,710	1,175,991
U.S. Small Business Administration Series 2023-25I Class 1	5.41	9-1-2048	1,457,150	1,486,926
U.S. Small Business Administration Series 2024-25A Class 1	5.05	1-1-2049	141,992	143,477
U.S. Small Business Administration Series 2024-25B Class 1	5.07	2-1-2049	808,546	817,840
U.S. Small Business Administration Series 2024-25C Class 1	4.97	3-1-2049	923,116	929,768
U.S. Small Business Administration Series 2024-25F Class 1	5.04	6-1-2049	1,026,613	1,030,434
U.S. Small Business Administration Series 2024-25I Class 1	4.45	9-1-2049	145,527	142,978
U.S. Small Business Administration Series 2025-20A Class 1	5.24	1-1-2045	968,803	988,907
U.S. Small Business Administration Series 2025-20B Class 1	5.01	2-1-2045	193,708	195,903
U.S. Small Business Administration Series 2025-25B Class 1	5.01	2-1-2050	338,224	341,091
U.S. Small Business Administration Series 2026-25E Class 1	4.82	5-1-2051	850,000	845,120
WF Card Issuance Trust Series 2026-A1 Class A	4.08	4-15-2031	700,000	696,411
Wheels Fleet Lease Funding LLC Series 2026-1A Class A3144A	4.39	4-18-2039	180,000	179,297
World Omni Auto Receivables Trust Series 2025-D Class A4	4.07	2-17-2032	515,000	509,487
Total asset-backed securities (Cost $23,241,076)				23,300,291
Corporate bonds and notes: 26.88%
Basic materials: 0.41%
Chemicals: 0.41%
Eastman Chemical Co.	5.75	3-8-2033	140,000	145,293
Ecolab, Inc.	5.15	6-15-2033	250,000	253,823
Mosaic Co.	4.60	11-15-2030	100,000	98,786
PPG Industries, Inc.	4.38	3-15-2031	135,000	133,059
Sherwin-Williams Co.	2.95	8-15-2029	180,000	171,598
Sherwin-Williams Co.	4.50	8-15-2030	90,000	89,621
				892,180
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 2.01%
Internet: 0.18%
Airbnb, Inc.	4.65%	3-16-2031	$70,000	$69,999
Meta Platforms, Inc.	4.88	5-15-2033	320,000	319,081
				389,080
Media: 0.49%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	230,000	212,673
Comcast Corp.	1.95	1-15-2031	284,000	251,957
Comcast Corp.	4.60	10-15-2038	240,000	219,680
Comcast Corp.	4.95	5-15-2032	200,000	201,099
Discovery Global Holdings, Inc.	4.05	3-15-2029	100,000	94,823
Discovery Global Holdings, Inc.	4.28	3-15-2032	76,000	67,162
				1,047,394
Telecommunications: 1.34%
AT&T, Inc.	2.25	2-1-2032	130,000	113,591
AT&T, Inc.	2.75	6-1-2031	110,000	100,387
AT&T, Inc.	4.50	5-15-2035	318,000	301,753
AT&T, Inc.	4.55	11-1-2032	419,000	411,446
AT&T, Inc.	4.65	6-1-2044	40,000	34,081
AT&T, Inc.	4.75	5-15-2046	150,000	127,478
Motorola Solutions, Inc.	5.00	4-15-2029	80,000	81,055
T-Mobile USA, Inc.	2.40	3-15-2029	100,000	94,566
T-Mobile USA, Inc.	2.55	2-15-2031	410,000	373,153
T-Mobile USA, Inc.	3.38	4-15-2029	280,000	271,742
T-Mobile USA, Inc.	3.88	4-15-2030	170,000	165,426
Verizon Communications, Inc.	1.75	1-20-2031	190,000	167,697
Verizon Communications, Inc.	2.36	3-15-2032	550,000	482,979
Verizon Communications, Inc.	4.40	11-1-2034	130,000	123,964
Verizon Communications, Inc.	4.81	3-15-2039	50,000	46,949
				2,896,267
Consumer, cyclical: 1.47%
Auto manufacturers: 1.31%
American Honda Finance Corp.	2.25	1-12-2029	100,000	94,261
American Honda Finance Corp.	4.40	9-5-2029	288,000	285,345
American Honda Finance Corp.	4.45	1-8-2031	60,000	58,965
American Honda Finance Corp.	4.90	3-13-2029	140,000	141,082
BMW U.S. Capital LLC144A	4.50	8-11-2030	70,000	69,360
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	49,968
BMW U.S. Capital LLC144A	4.65	3-19-2031	70,000	69,571
BMW U.S. Capital LLC144A	5.05	3-21-2030	45,000	45,494
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	150,000	142,052
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	330,000	335,905
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	183,889
General Motors Financial Co., Inc.	2.40	10-15-2028	240,000	228,229
General Motors Financial Co., Inc.	2.70	6-10-2031	200,000	180,405
See accompanying notes to portfolio of investments
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
General Motors Financial Co., Inc.	4.30%	4-6-2029	$80,000	$79,177
Hyundai Capital America144A	5.00	4-7-2031	50,000	50,105
Hyundai Capital America144A	5.30	1-8-2030	190,000	193,097
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	150,000	150,958
Mercedes-Benz Finance North America LLC144A	5.00	4-1-2030	150,000	151,399
Toyota Motor Credit Corp.	5.10	3-21-2031	120,000	122,556
Volkswagen Group of America Finance LLC144A	4.60	6-8-2029	200,000	198,515
				2,830,333
Retail: 0.16%
AutoZone, Inc.	5.10	7-15-2029	110,000	111,763
Lowe’s Cos., Inc.	3.75	4-1-2032	240,000	227,522
				339,285
Consumer, non-cyclical: 3.50%
Biotechnology: 0.03%
Amgen, Inc.	4.20	2-19-2031	70,000	68,792
Commercial services: 1.12%
Cornell University Series 2025	4.73	6-15-2035	380,000	375,811
Equifax, Inc.	2.35	9-15-2031	120,000	105,890
Equifax, Inc.	4.80	9-15-2029	50,000	50,169
Equifax, Inc.	5.10	6-1-2028	338,000	341,308
J Paul Getty Trust	4.91	4-1-2035	450,000	451,591
Leland Stanford Junior University	4.68	3-1-2035	420,000	414,694
Massachusetts Institute of Technology	3.96	7-1-2038	100,000	91,218
Massachusetts Institute of Technology	5.62	6-1-2055	115,000	117,302
RELX Capital, Inc.	5.25	3-27-2035	100,000	101,298
University of Southern California	3.03	10-1-2039	340,000	272,728
Verisk Analytics, Inc.	4.45	3-15-2031	100,000	98,356
				2,420,365
Food: 0.46%
Ingredion, Inc.	2.90	6-1-2030	428,000	400,275
Mars, Inc.144A	5.00	3-1-2032	386,000	390,046
McCormick & Co., Inc.	2.50	4-15-2030	220,000	203,199
				993,520
Healthcare-products: 0.48%
Agilent Technologies, Inc.	2.10	6-4-2030	110,000	99,799
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	47,358
Baxter International, Inc.	2.27	12-1-2028	370,000	347,935
Baxter International, Inc.	3.95	4-1-2030	100,000	96,525
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	161,061
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	114,218
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	116,082
Revvity, Inc.	1.90	9-15-2028	50,000	47,083
				1,030,061
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.72%
Ascension Health Series 2025	4.92%	11-15-2035	$195,000	$193,492
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	110,000	99,760
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	140,000	141,510
Laboratory Corp. of America Holdings	4.35	4-1-2030	140,000	138,422
Mayo Clinic Series 2021	3.20	11-15-2061	100,000	62,559
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	100,000	99,498
Stanford Health Care Series 2020	3.31	8-15-2030	360,000	343,908
Sutter Health	5.16	8-15-2033	145,000	146,958
UnitedHealth Group, Inc.	5.15	7-15-2034	332,000	335,882
				1,561,989
Household products/wares: 0.05%
Clorox Co.	4.70	5-15-2031	110,000	109,347
Pharmaceuticals: 0.64%
Becton Dickinson & Co.	1.96	2-11-2031	200,000	176,956
Becton Dickinson & Co.	4.30	8-22-2032	50,000	48,596
Becton Dickinson & Co.	4.87	2-8-2029	90,000	90,756
CVS Health Corp.	1.75	8-21-2030	170,000	150,552
CVS Health Corp.	5.13	2-21-2030	170,000	172,465
CVS Health Corp.	5.25	2-21-2033	380,000	386,296
EMD Finance LLC144A	4.63	10-15-2032	350,000	345,345
				1,370,966
Energy: 2.50%
Oil & gas: 0.72%
BP Capital Markets America, Inc.	4.89	9-11-2033	140,000	140,058
Coterra Energy, Inc.	3.90	5-15-2027	90,000	89,680
Coterra Energy, Inc.	4.38	3-15-2029	160,000	159,385
EOG Resources, Inc.	5.00	7-15-2032	210,000	212,524
Marathon Petroleum Corp.	5.15	3-1-2030	360,000	366,259
Phillips 66 Co.	5.25	6-15-2031	410,000	418,747
TotalEnergies Capital USA LLC	4.25	1-13-2031	170,000	167,926
				1,554,579
Oil & gas services: 0.23%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.35	6-15-2031	100,000	98,377
Halliburton Co.	2.92	3-1-2030	430,000	404,825
				503,202
Pipelines: 1.55%
Energy Transfer LP	3.75	5-15-2030	350,000	338,147
Energy Transfer LP	5.20	4-1-2030	110,000	112,119
Energy Transfer LP	6.40	12-1-2030	220,000	234,390
Enterprise Products Operating LLC	4.60	1-15-2031	140,000	139,938
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	200,000	175,892
Gulfstream Natural Gas System LLC144A	5.60	7-23-2035	140,000	142,896
Kinder Morgan, Inc.	5.15	6-1-2030	370,000	377,858
See accompanying notes to portfolio of investments
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
MPLX LP	4.95%	9-1-2032	$290,000	$289,088
MPLX LP	5.00	3-1-2033	150,000	149,728
MPLX LP	5.40	9-15-2035	50,000	50,080
ONEOK, Inc.	3.25	6-1-2030	125,000	118,218
ONEOK, Inc.	4.40	10-15-2029	20,000	19,865
ONEOK, Inc.	4.95	10-15-2032	110,000	109,630
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	140,000	143,606
Sabine Pass Liquefaction LLC	4.50	5-15-2030	356,000	353,748
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	80,000	75,959
Williams Cos., Inc.	4.65	8-15-2032	85,000	84,058
Williams Cos., Inc.	4.90	3-15-2029	310,000	312,945
Williams Cos., Inc.	5.65	3-15-2033	100,000	103,379
				3,331,544
Financial: 9.77%
Banks: 5.83%
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	250,000	222,857
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	45,211
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	416,000	369,200
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	600,000	536,139
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	88,598
Bank of America Corp. (U.S. SOFR 3 Month+1.33%)±	3.97	3-5-2029	50,000	49,542
Bank of America Corp. (U.S. SOFR 3 Month+1.57%)±	4.27	7-23-2029	210,000	208,752
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	150,000	152,553
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	230,000	223,136
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	150,000	134,967
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	115,447
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	45,355
Citigroup, Inc. (U.S. SOFR+1.94%)±	3.79	3-17-2033	310,000	292,144
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	140,000	139,446
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	452,000	415,794
Citigroup, Inc. (U.S. SOFR+3.91%)±	4.41	3-31-2031	60,000	59,336
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±	5.25	3-5-2031	310,000	313,623
Depository Trust Co.144A	4.55	3-27-2031	250,000	249,199
Fifth Third Bancorp (U.S. SOFR+0.95%)±	4.57	4-29-2032	140,000	137,682
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	410,000	409,979
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	230,000	202,468
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	360,000	363,344
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	170,000	150,319
Goldman Sachs Group, Inc. (U.S. SOFR+1.28%)±	2.62	4-22-2032	260,000	234,165
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	300,000	272,023
Huntington Bancshares, Inc.	2.55	2-4-2030	110,000	101,981
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	140,000	139,391
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	170,000	162,154
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	290,000	258,656
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	90,000	90,864
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	320,000	281,997
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	430,000	388,362
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20%	7-23-2029	$310,000	$307,789
KeyBank National Association	3.90	4-13-2029	300,000	293,053
M&T Bank Corp. (U.S. SOFR+1.40%)±	5.18	7-8-2031	120,000	121,219
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	140,000	139,214
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	195,000	197,919
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	240,000	211,043
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	80,000	82,024
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	320,000	323,914
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	442,000	448,532
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	81,409
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	49,821
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43	1-23-2030	110,000	109,380
PNC Financial Services Group, Inc. (U.S. SOFR+1.20%)±	5.49	5-14-2030	270,000	276,790
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	50,151
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	360,000	380,025
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	44,661
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	190,000	186,210
Truist Bank	2.25	3-11-2030	250,000	228,092
Truist Bank (5 Year Treasury Constant Maturity+1.15%)±	4.63	9-17-2029	250,000	248,747
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	90,000	91,350
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	230,000	234,640
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	350,000	366,138
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	95,000	96,619
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	90,000	82,871
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.15	4-23-2031	20,000	20,297
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	386,000	393,596
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	180,000	185,171
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	456,000	464,271
				12,569,630
Diversified financial services: 0.45%
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	90,000	91,151
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	280,000	299,960
Capital One Financial Corp. (U.S. SOFR+1.25%)±	4.49	9-11-2031	75,000	73,730
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	340,000	327,732
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	140,000	140,768
Voya Global Funding144A	4.60	11-24-2030	40,000	39,471
				972,812
Insurance: 1.54%
American International Group, Inc.	4.85	5-7-2030	40,000	40,357
Aon Corp.	3.75	5-2-2029	120,000	117,401
Aon North America, Inc.	5.15	3-1-2029	90,000	91,436
Chubb INA Holdings LLC	5.30	5-20-2036	230,000	233,255
Corebridge Global Funding144A	5.20	1-12-2029	100,000	101,297
Corebridge Global Funding144A	5.90	9-19-2028	320,000	328,651
Guardian Life Global Funding144A	4.92	4-30-2033	310,000	308,745
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	150,000	133,327
See accompanying notes to portfolio of investments
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
MassMutual Global Funding II144A	4.35%	9-17-2031	$200,000	$195,729
Met Tower Global Funding144A	5.25	4-12-2029	150,000	152,711
Metropolitan Life Global Funding I144A	2.95	4-9-2030	150,000	141,093
Mutual of Omaha Cos. Global Funding144A	4.75	10-15-2029	100,000	100,252
Mutual of Omaha Cos. Global Funding144A	5.00	4-1-2030	80,000	80,757
Mutual of Omaha Cos. Global Funding144A	5.45	12-12-2028	280,000	285,361
New York Life Global Funding144A	1.20	8-7-2030	30,000	26,215
New York Life Insurance Co.144A	5.88	5-15-2033	160,000	167,115
NLG Global Funding144A	4.35	9-15-2030	95,000	92,983
NLG Global Funding144A	5.40	1-23-2030	105,000	106,887
Pacific Life Global Funding II144A	2.45	1-11-2032	180,000	158,997
Pacific Life Global Funding II144A	4.90	1-11-2029	80,000	80,628
Principal Life Global Funding II144A	5.10	1-25-2029	80,000	80,972
Protective Life Global Funding144A	4.83	4-14-2031	150,000	149,449
Protective Life Global Funding144A	5.22	6-12-2029	150,000	152,011
				3,325,629
REITs: 1.95%
Agree LP	2.90	10-1-2030	240,000	223,392
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	200,000	168,357
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	110,801
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,716
AvalonBay Communities, Inc.	4.35	12-1-2030	80,000	79,259
CubeSmart LP	2.25	12-15-2028	200,000	189,165
CubeSmart LP	4.38	2-15-2029	150,000	148,982
Digital Realty Trust LP	4.45	7-15-2028	90,000	89,869
DOC Dr. LLC	2.63	11-1-2031	170,000	151,668
Extra Space Storage LP	2.35	3-15-2032	120,000	104,271
Extra Space Storage LP	3.90	4-1-2029	170,000	166,957
Extra Space Storage LP	4.95	1-15-2033	40,000	39,672
Extra Space Storage LP	5.50	7-1-2030	110,000	112,809
Federal Realty OP LP	3.20	6-15-2029	150,000	143,915
Federal Realty OP LP	5.38	5-1-2028	120,000	121,781
Healthpeak OP LLC	3.50	7-15-2029	170,000	164,291
Kimco Realty OP LLC	2.25	12-1-2031	95,000	84,074
NNN REIT, Inc.	4.30	10-15-2028	90,000	89,647
NNN REIT, Inc.	4.60	2-15-2031	200,000	198,433
Prologis LP	1.75	7-1-2030	110,000	98,537
Prologis LP	1.75	2-1-2031	228,000	200,574
Realty Income Corp.	4.75	4-15-2033	260,000	256,753
Regency Centers LP	5.00	7-15-2032	80,000	80,801
Rexford Industrial Realty LP	5.00	6-15-2028	240,000	241,920
UDR, Inc.	2.10	8-1-2032	170,000	144,547
UDR, Inc.	3.00	8-15-2031	170,000	156,190
UDR, Inc.	3.20	1-15-2030	40,000	38,144
Ventas Realty LP	2.50	9-1-2031	30,000	26,724
Ventas Realty LP	4.40	1-15-2029	90,000	89,602
Welltower OP LLC	2.75	1-15-2032	130,000	117,293
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Welltower OP LLC	2.80%	6-1-2031	$30,000	$27,567
Weyerhaeuser Co.	3.38	3-9-2033	180,000	162,651
Weyerhaeuser Co.	4.00	4-15-2030	150,000	146,118
				4,204,480
Industrial: 1.22%
Aerospace/defense: 0.34%
Boeing Co.	5.15	5-1-2030	140,000	142,224
Boeing Co.	5.71	5-1-2040	120,000	122,339
Hexcel Corp.	4.90	5-15-2031	10,000	9,977
Honeywell Aerospace, Inc.144A	4.60	3-16-2033	90,000	88,674
L3Harris Technologies, Inc.	5.40	7-31-2033	328,000	336,719
RTX Corp.	2.38	3-15-2032	50,000	44,189
				744,122
Building materials: 0.39%
Amrize Finance U.S. LLC	4.95	4-7-2030	100,000	100,850
Lennox International, Inc.	1.70	8-1-2027	262,000	254,175
Lennox International, Inc.	5.50	9-15-2028	90,000	91,849
Martin Marietta Materials, Inc.	2.40	7-15-2031	300,000	269,545
Masco Corp.	2.00	10-1-2030	130,000	115,768
				832,187
Machinery-construction & mining: 0.11%
Oshkosh Corp.	3.10	3-1-2030	255,000	240,074
Machinery-diversified: 0.07%
CNH Industrial Capital LLC	5.10	4-20-2029	140,000	141,726
Miscellaneous manufacturing: 0.09%
Eaton Corp.	4.20	3-6-2031	200,000	196,815
Packaging & containers: 0.18%
Packaging Corp. of America	5.70	12-1-2033	140,000	145,490
WRKCo, Inc.	4.20	6-1-2032	249,000	239,000
				384,490
Transportation: 0.04%
Norfolk Southern Corp.	5.10	8-1-2118	100,000	85,945
Technology: 1.82%
Computers: 0.45%
Hewlett Packard Enterprise Co.	4.40	10-15-2030	135,000	132,808
Hewlett Packard Enterprise Co.	4.55	10-15-2029	430,000	429,153
HP, Inc.	4.00	4-15-2029	410,000	403,351
				965,312
Semiconductors: 0.32%
Intel Corp.	2.00	8-12-2031	220,000	192,069
See accompanying notes to portfolio of investments
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Intel Corp.	3.90%	3-25-2030	$100,000	$97,239
Intel Corp.	5.00	2-21-2031	80,000	80,937
Intel Corp.	5.30	5-15-2036	100,000	99,874
Microchip Technology, Inc.	5.05	3-15-2029	50,000	50,517
Microchip Technology, Inc.	5.05	2-15-2030	180,000	181,734
				702,370
Software: 1.05%
Fidelity National Information Services, Inc.	4.80	3-10-2031	180,000	178,664
Fiserv, Inc.	3.50	7-1-2029	140,000	134,681
Fiserv, Inc.	4.20	10-1-2028	110,000	108,842
Fiserv, Inc.	4.55	2-15-2031	40,000	39,196
Fiserv, Inc.	4.75	3-15-2030	200,000	198,615
Oracle Corp.	2.88	3-25-2031	470,000	420,984
Oracle Corp.	3.80	11-15-2037	160,000	129,761
Oracle Corp.	3.85	7-15-2036	100,000	83,958
Oracle Corp.	5.70	2-4-2036	365,000	358,603
Oracle Corp.	5.88	9-26-2045	195,000	174,395
Roper Technologies, Inc.	2.95	9-15-2029	140,000	132,730
Roper Technologies, Inc.	4.45	9-15-2030	80,000	78,834
Roper Technologies, Inc.	4.50	10-15-2029	100,000	99,244
Take-Two Interactive Software, Inc.	5.40	6-12-2029	130,000	132,716
				2,271,223
Utilities: 4.18%
Electric: 4.05%
AEP Transmission Co. LLC	5.15	4-1-2034	150,000	151,217
Alabama Power Co.	5.85	11-15-2033	70,000	73,842
Alliant Energy Finance LLC144A	3.60	3-1-2032	190,000	176,995
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	187,840	186,821
American Transmission Systems, Inc.144A	2.65	1-15-2032	200,000	178,764
Appalachian Power Recovery Funding LLC Series A-3	5.84	4-1-2046	660,000	668,220
Black Hills Corp.	4.35	5-1-2033	200,000	190,880
Black Hills Corp.	4.55	1-31-2031	200,000	197,772
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	80,000	81,179
CenterPoint Energy Houston Electric LLC Series AI	4.45	10-1-2032	310,000	304,670
CenterPoint Energy Restoration Bond Co. III LLC Series A-3	4.86	12-15-2039	765,000	741,524
Commonwealth Edison Co. Series 132	3.15	3-15-2032	150,000	138,537
Commonwealth Edison Co. Series 133	3.85	3-15-2052	180,000	133,608
Connecticut Light & Power Co.	4.95	1-15-2030	300,000	304,481
Consumers Energy Co.	5.13	5-1-2036	170,000	170,081
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	397,000	404,315
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	139,745
Duke Energy Carolinas LLC	6.00	1-15-2038	250,000	265,256
Duke Energy Carolinas LLC	6.05	4-15-2038	110,000	117,312
Duke Energy Progress LLC	4.10	3-15-2043	120,000	100,106
Entergy Arkansas LLC	4.95	1-15-2036	100,000	98,334
Entergy Arkansas LLC	5.15	1-15-2033	150,000	152,639
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Entergy Arkansas LLC	5.45%	6-1-2034	$90,000	$92,777
Evergy Kansas Central, Inc.	5.25	3-15-2035	350,000	352,922
Evergy Kansas Central, Inc.	5.70	3-15-2053	100,000	99,006
FirstEnergy Transmission LLC144A	2.87	9-15-2028	100,000	96,234
Florida Power & Light Co.	5.30	4-1-2053	40,000	37,763
Indianapolis Power & Light Co.144A	5.65	12-1-2032	100,000	103,554
Indianapolis Power & Light Co.144A	5.70	4-1-2054	430,000	422,508
Interstate Power & Light Co.	4.95	9-30-2034	100,000	98,970
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	70,000	72,124
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	210,000	216,226
NorthWestern Corp.144A	5.07	3-21-2030	160,000	161,939
Oncor Electric Delivery Co. LLC	4.15	6-1-2032	20,000	19,405
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	190,000	157,252
Oncor Electric Delivery Co. LLC	5.35	4-1-2035	115,000	117,632
Public Service Co. of New Hampshire	5.35	10-1-2033	90,000	92,726
Public Service Electric & Gas Co.	3.10	3-15-2032	110,000	101,454
Public Service Electric & Gas Co.	3.95	5-1-2042	100,000	82,972
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	10,172
Puget Sound Energy, Inc.	5.33	6-15-2034	90,000	91,722
Puget Sound Energy, Inc.	5.45	6-1-2053	130,000	124,137
Rochester Gas & Electric Corp.144A	1.85	12-1-2030	140,000	123,336
Tucson Electric Power Co.	1.50	8-1-2030	100,000	88,134
Tucson Electric Power Co.	3.25	5-15-2032	70,000	64,291
Union Electric Co.	5.20	4-1-2034	250,000	254,278
Union Electric Co.	5.45	3-15-2053	320,000	306,383
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	100,000	100,725
Wisconsin Power & Light Co.	3.95	9-1-2032	100,000	95,531
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	71,236
Wisconsin Public Service Corp.	4.25	1-15-2031	100,000	98,845
				8,730,552
Gas: 0.13%
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	62,242
Southern Co. Gas Capital Corp.	4.95	9-15-2034	170,000	168,198
Spire Missouri, Inc. Series 2034	5.15	8-15-2034	50,000	50,484
				280,924
Total corporate bonds and notes (Cost $57,737,598)				57,987,195
Municipal obligations: 4.27%
California: 0.64%
GO revenue: 0.48%
Foothill-De Anza Community College District Series E	3.22	8-1-2038	225,000	195,357
Los Angeles Community College District	1.17	8-1-2026	100,000	99,543
Los Angeles Community College District	1.81	8-1-2030	100,000	91,276
San Diego Community College District	2.38	8-1-2033	235,000	203,741
See accompanying notes to portfolio of investments
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of California	5.75%	10-1-2031	$150,000	$159,847
State of California	7.55	4-1-2039	235,000	279,711
				1,029,475
Tax revenue: 0.16%
San Jose Redevelopment Agency Successor Agency Series A-T	3.38	8-1-2034	375,000	350,679
				1,380,154
Colorado: 0.12%
GO revenue: 0.12%
Denver City & County School District No. 1 Series C	5.66	12-1-2033	245,000	252,907
Hawaii: 0.21%
GO revenue: 0.21%
State of Hawaii Series GQ	4.95	10-1-2038	130,000	128,906
State of Hawaii Series GQ	5.03	10-1-2039	335,000	333,295
				462,201
Louisiana: 0.24%
Miscellaneous revenue: 0.24%
Louisiana Local Government Environmental Facilities & CDA Series A	4.28	2-1-2036	375,000	367,780
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	100,000	96,416
Louisiana Local Government Environmental Facilities & CDA Series A1	5.05	12-1-2034	50,000	51,084
				515,280
Massachusetts: 0.47%
GO revenue: 0.24%
Commonwealth of Massachusetts	5.46	12-1-2039	250,000	253,694
Commonwealth of Massachusetts Series C	2.51	7-1-2041	125,000	95,892
Commonwealth of Massachusetts Series D	2.66	9-1-2039	193,151	163,176
				512,762
Miscellaneous revenue: 0.01%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11	7-15-2031	26,828	26,675
Tax revenue: 0.13%
Massachusetts School Building Authority	5.72	8-15-2039	275,000	283,197
Water & sewer revenue: 0.09%
Massachusetts Water Resources Authority	3.10	8-1-2039	250,000	204,994
				1,027,628
Michigan: 0.41%
Education revenue: 0.24%
University of Michigan Series A	5.59	4-1-2040	500,000	509,099
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08%	12-1-2034	$410,000	$368,168
				877,267
Nebraska: 0.10%
Education revenue: 0.10%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	209,647
New York: 0.55%
GO revenue: 0.02%
State of New York Series B	2.36	2-15-2027	40,000	39,569
Tax revenue: 0.36%
New York City Transitional Finance Authority Future Tax Secured Revenue Series I-2	5.22	5-1-2033	325,000	334,271
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50	3-15-2030	2,992	3,027
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	430,000	439,555
				776,853
Water & sewer revenue: 0.17%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	375,000	371,260
				1,187,682
Ohio: 0.20%
GO revenue: 0.10%
County of Cuyahoga Series B	6.03	12-1-2034	200,000	210,611
Health revenue: 0.10%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72	1-1-2032	100,000	100,912
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	150,000	124,910
				225,822
				436,433
Oklahoma: 0.23%
Utilities revenue: 0.23%
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	420,000	395,535
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	100,000	97,438
				492,973
See accompanying notes to portfolio of investments
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.30%
GO revenue: 0.12%
State of Oregon	5.89%	6-1-2027	$49,670	$50,091
State of Oregon Series A	5.90	8-1-2038	190,000	203,030
				253,121
Miscellaneous revenue: 0.18%
Oregon State Lottery Series B	4.74	4-1-2034	385,000	386,998
				640,119
Texas: 0.59%
Education revenue: 0.12%
Waco Educational Finance Corp. Baylor University Series B	4.87	3-1-2030	250,000	253,538
GO revenue: 0.15%
State of Texas	5.52	4-1-2039	210,895	213,958
State of Texas Series A	4.68	4-1-2040	55,000	51,727
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	52,853
				318,538
Tax revenue: 0.09%
Dallas Area Rapid Transit Series B	6.00	12-1-2044	200,000	207,838
Utilities revenue: 0.23%
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.17	4-1-2041	500,000	502,144
				1,282,058
Virginia: 0.21%
Housing revenue: 0.21%
Virginia College Building Authority Series 2020B	1.97	2-1-2032	150,000	130,771
Virginia Resources Authority Series B	5.70	11-1-2039	310,000	315,250
				446,021
Total municipal obligations (Cost $9,164,638)				9,210,370
Non-agency mortgage-backed securities: 5.14%
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.37	6-15-2040	240,000	240,975
Bank5 Series 2024-5YR10 Class A3	5.30	10-15-2057	490,000	497,062
Benchmark Mortgage Trust Series 2020-B16 Class A4	2.48	2-15-2053	350,000	325,266
BLP Commercial Mortgage Trust Series 2025-IND2 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.13	12-15-2042	95,000	95,178
BMP Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.00	6-15-2041	300,000	300,188
BOCA Commercial Mortgage Trust Series 2025-BOCA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.23	12-15-2042	280,000	280,350
BX Commercial Mortgage Trust Series 2024-AIRC Class A (U.S. SOFR 1 Month+1.69%)144A±	5.32	8-15-2041	546,368	548,759
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	4.92	12-15-2039	117,619	117,839
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.02%	3-15-2041	$213,556	$213,889
BX Commercial Mortgage Trust Series 2026-CSMO Class A (U.S. SOFR 1 Month+1.40%)144A±	5.03	2-15-2043	205,000	205,513
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.27	2-15-2041	150,000	150,000
BX Trust Series 2025-ARIA Class A144A±±	5.03	12-13-2042	180,000	180,784
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	4.78	2-15-2035	665,000	661,675
BX Trust Series 2025-LUNR Class A (U.S. SOFR 1 Month+1.50%)144A±	5.13	6-15-2040	311,304	311,887
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	4.77	3-15-2030	260,268	259,861
BX Trust Series 2026-PNDA Class A (U.S. SOFR 1 Month+1.30%)144A±	4.95	5-15-2043	375,000	375,937
BX Trust Series 2026-RISE Class A (U.S. SOFR 1 Month+1.30%)144A±	4.93	4-15-2041	135,000	135,169
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32	3-15-2053	600,000	554,402
Extended Stay America Trust Series 2025-ESH Class A (U.S. SOFR 1 Month+1.30%)144A±	4.93	10-15-2042	182,995	183,224
Extended Stay America Trust Series 2026-ESH2 Class A (U.S. SOFR 1 Month+1.20%)144A±	4.83	2-15-2043	163,961	164,115
GS Mortgage Securities Trust Series 2019-GC42 Class A3	2.75	9-10-2052	350,000	330,191
GWT Trust Series 2024-WLF2 Class A (U.S. SOFR 1 Month+1.69%)144A±	5.32	5-15-2041	300,000	300,750
Hudson Yards Mortgage Trust Series 2025-SPRL Class A144A±±	5.47	1-13-2040	260,000	265,425
INTOWN Mortgage Trust Series 2025-STAY Class A (U.S. SOFR 1 Month+1.35%)144A±	4.98	3-15-2042	300,000	300,000
MTN Commercial Mortgage Trust Series 2026-LPFX Class A144A±±	5.15	5-15-2043	380,000	380,141
National Commercial Mortgage Trust Series 2026-IND Class A (U.S. SOFR 1 Month+1.35%)144A±%%	5.00	6-15-2043	160,000	160,250
NYC Trust Series 2026-9W57 Class A144A±±	5.05	6-6-2040	160,000	159,487
ONNI Commercial Mortgage Trust Series 2024-APT Class A144A±±	5.57	7-15-2039	350,000	352,761
PLYM Commercial Mortgage Trust Series 2026-IND Class A (U.S. SOFR 1 Month+1.25%)144A±	4.88	3-15-2043	305,000	305,191
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	152,112
SHOPS Commercial Mortgage Trust Series 2026-CSTL Class A144A±±	4.97	5-5-2039	200,000	198,976
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.58	10-15-2041	385,000	385,240
SLG Office Trust Series 2026-OMA Class A144A±±	4.97	4-15-2041	135,000	135,232
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	4.63	1-15-2039	170,000	169,947
SREIT Trust Series 2021-MFP2 Class A (U.S. SOFR 1 Month+0.94%)144A±	4.56	11-15-2036	350,000	349,891
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.07	2-15-2042	255,000	253,406
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	4.87	12-15-2039	125,000	125,078
See accompanying notes to portfolio of investments
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.06%	6-15-2052	$754,339	$721,630
WHARF Commercial Mortgage Trust Series 2025-DC Class A144A±±	5.35	7-15-2040	225,000	228,042
Total non-agency mortgage-backed securities (Cost $11,081,450)				11,075,823
U.S. Treasury securities: 17.63%
U.S. Treasury Bonds	4.63	2-15-2046	15,100,000	14,420,500
U.S. Treasury Bonds	4.63	11-15-2055	12,120,000	11,442,038
U.S. Treasury Bonds	5.00	5-15-2046	1,385,000	1,388,895
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	2,717,658	2,679,598
U.S. Treasury Notes	3.88	3-31-2028	8,110,000	8,091,626
Total U.S. Treasury securities (Cost $38,318,296)				38,022,657
Yankee corporate bonds and notes: 3.85%
Basic materials: 0.56%
Chemicals: 0.13%
Nutrien Ltd.	2.95	5-13-2030	80,000	75,231
Nutrien Ltd.	5.25	3-12-2032	200,000	203,905
				279,136
Mining: 0.43%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	367,850
BHP Billiton Finance USA Ltd.	5.00	2-21-2030	260,000	264,196
South32 Treasury Ltd.144A	4.35	4-14-2032	310,000	296,521
				928,567
Communications: 0.47%
Telecommunications: 0.47%
NTT Finance Corp.144A	5.17	7-16-2032	360,000	361,914
Orange SA144A	4.25	1-13-2031	200,000	196,089
Rogers Communications, Inc.	3.80	3-15-2032	140,000	130,867
Rogers Communications, Inc.	5.00	2-15-2029	324,000	326,663
				1,015,533
Energy: 0.41%
Oil & gas: 0.14%
Canadian Natural Resources Ltd.	5.00	12-15-2029	290,000	294,316
Oil & gas services: 0.05%
Schlumberger Investment SA	4.80	5-7-2033	100,000	99,838
Pipelines: 0.22%
Enbridge, Inc.	3.13	11-15-2029	100,000	95,380
Enbridge, Inc.	5.70	3-8-2033	370,000	384,603
				479,983
Financial: 1.96%
Banks: 1.96%
Bank of Montreal (U.S. SOFR+1.08%)±	4.35	9-22-2031	170,000	167,547
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of Montreal (U.S. SOFR+1.25%)±	4.64%	9-10-2030	$50,000	$50,060
Bank of Nova Scotia	4.85	2-1-2030	130,000	131,147
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	320,000	324,678
Bank of Nova Scotia (U.S. SOFR+1.09%)±	4.34	9-15-2031	75,000	73,770
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	283,664
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+0.92%)144A±	4.99	5-27-2031	250,000	251,776
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	200,000	201,854
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	269,619
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	450,000	461,799
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.53	9-12-2031	250,000	247,245
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31	7-20-2032	300,000	265,145
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	50,755
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	100,000	99,839
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	390,000	393,903
Sumitomo Mitsui Financial Group, Inc.	3.04	7-16-2029	450,000	429,021
Toronto-Dominion Bank	4.87	4-22-2033	95,000	94,365
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	264,791
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	177,216
				4,238,194
Industrial: 0.34%
Aerospace/defense: 0.18%
BAE Systems PLC144A	3.40	4-15-2030	200,000	191,646
BAE Systems PLC144A	5.25	3-26-2031	200,000	204,594
				396,240
Building materials: 0.10%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	204,006
Transportation: 0.06%
Canadian National Railway Co.	4.20	3-12-2031	140,000	137,474
Technology: 0.11%
Semiconductors: 0.11%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	70,000	62,174
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.85	8-19-2032	100,000	99,310
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	80,008
				241,492
Total yankee corporate bonds and notes (Cost $8,245,387)				8,314,779
See accompanying notes to portfolio of investments
18 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.09%
Investment companies: 1.09%
Allspring Government Money Market Fund Select Class♠∞##		3.56%	2,338,723	$2,338,723
Total short-term investments (Cost $2,338,723)				2,338,723
Total investments in securities (Cost $213,844,253)	99.43%			214,465,045
Other assets and liabilities, net	0.57			1,233,293
Total net assets	100.00%			$215,698,338

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,503,963	$57,963,865	$(57,129,105)	$0	$0	$2,338,723	2,338,723	$80,316
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 19

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Broad Market Core Bond ETF

Notes to portfolio of investments—May 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$64,215,207	$0	$64,215,207
Asset-backed securities	0	23,300,291	0	23,300,291
Corporate bonds and notes	0	57,987,195	0	57,987,195
Municipal obligations	0	9,210,370	0	9,210,370
Non-agency mortgage-backed securities	0	11,075,823	0	11,075,823
U.S. Treasury securities	38,022,657	0	0	38,022,657
Yankee corporate bonds and notes	0	8,314,779	0	8,314,779
Short-term investments
Investment companies	2,338,723	0	0	2,338,723
Total assets	$40,361,380	$174,103,665	$0	$214,465,045
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Broad Market Core Bond ETF | 21